CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
CURRENT
Cash and cash equivalents	R$ 1,902	R$ 1,898
Marketable securities	760	358
Receivables from customers, traders and concession holders	5,795	5,596
Concession financial and sector assets	1,675	1,190
Concession contract assets	1,115	1,140
Recoverable taxes	580	511
Income tax and social contribution tax recoverable	397	7
Dividends receivables	81	111
Restricted cash	240	235
Public lighting contribution	341	296
Refund of tariff subsidy	616	209
Other assets	976	624
Total	14,478	12,175
Assets classified as held for sale		57
TOTAL CURRENT	14,478	12,232
NON-CURRENT
Marketable securities		135
Receivables from customers, traders and concession holders	312	254
Recoverable taxes	1,557	1,455
Income tax and social contribution tax recoverable	593	582
Deferred income tax and social contribution tax	1,853	2,334
Escrow deposits	1,311	1,196
Refund of tariff subsidy	107
Accounts receivable from the State of Minas Gerais	30	40
Concession financial and sector assets	8,395	6,882
Concession contract assets	12,081	10,327
Other assets	144	161
Investments – Equity method	3,060	3,221
Property, plant and equipment	4,191	3,715
Intangible assets	18,547	16,806
Leasing – right-of-use assets	369	387
TOTAL NON-CURRENT	52,550	47,495
TOTAL ASSETS	67,028	59,727
CURRENT
Suppliers	3,039	2,952
Regulatory charges	441	344
Profit sharing	136	111
Taxes payable	746	725
Income tax and social contribution tax	133	163
Interest on own equity and dividends payable	2,928	3,611
Loans and debentures	3,052	2,877
Payroll and related charges	230	217
Public lighting contribution	543	475
Accounts payable related to energy generated by residential customers	1,825	1,251
Post-employment obligations	130	233
Compensatory indemnity	418
Sector financial liabilities		16
PIS/Pasep and Cofins taxes to be refunded to customers	341	526
Lease liabilities	89	79
Other liabilities	411	566
TOTAL CURRENT	14,462	14,146
NON-CURRENT
Regulatory charges	148	172
Loans and debentures	16,414	9,403
Taxes payable	492	496
Deferred income tax and social contribution tax	1,569	1,543
Provisions	2,243	1,853
Post-employment obligations	1,672	4,073
Compensatory indemnity	834
PIS/Pasep and Cofins taxes to be refunded to customers	151	166
Lease liabilities	328	350
Other liabilities	134	143
TOTAL NON-CURRENT	23,985	18,199
TOTAL LIABILITIES	38,447	32,345
EQUITY
Share capital	14,309	14,309
Capital reserves	393	393
Profit reserves	14,216	13,575
Other comprehensive income	(342)	(900)
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT	28,576	27,377
NON-CONTROLLING INTERESTS	5	5
TOTAL EQUITY	28,581	27,382
TOTAL LIABILITIES AND EQUITY	R$ 67,028	R$ 59,727